SUMMARY OF SIGNIFICANT ACCOUNTING POLICIE - CONCENTRATION OF RISKS (Details) - Customer Concentration Risk	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Accounts Receivable | Minimum | Two Customers
Concentration of Risk [Line Items]
Concentration risk percentage		10.00%	10.00%
Accounts Receivable | Minimum | One Customer
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%
Contract asset | One Customer
Concentration of Risk [Line Items]
Concentration risk percentage		10.00%	10.00%
Contract asset | Minimum | One Customer
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%		10.00%